Additional Financial Information (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Income Statement Information
The tables that follow provide additional financial information related to our consolidated financial statements:

Income Statement Information

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Depreciation expense	$15,186	$14,741	$14,227
Interest costs on debt balances	5,399	5,256	4,961
Net amortization of debt discount	174	155	119
Capitalized interest costs	(740)	(678)	(704)
Advertising expense	2,682	2,643	2,744

Other income (expense), net
Interest income	$94	$82	$59
Other components of net periodic benefit (cost) income	3,068	(11)	(2,190)
Other, net	(798)	(2,092)	(1,658)
	$2,364	$(2,021)	$(3,789)

Balance Sheet Information
Balance Sheet Information

	(dollars in millions)
At December 31,	2018	2017
Accounts payable and accrued liabilities
Accounts payable	$7,232	$7,063
Accrued expenses	5,948	6,756
Accrued vacation, salaries and wages	6,268	4,521
Interest payable	1,570	1,409
Taxes payable	1,483	1,483
	$22,501	$21,232

Other current liabilities
Dividends payable	$2,512	$2,429
Contract liability(1)	4,207	4,050
Other	1,520	1,873
	$8,239	$8,352

(1) Prior to the adoption of Topic 606, liabilities related to contracts with customers included advance billing and deferred revenues. These balances have been reclassified to conform to current year presentation.

Cash Flow Information
Cash Flow Information

	(dollars in millions)
Years Ended December 31,	2018	2017	2016
Cash Paid
Interest, net of amounts capitalized	$4,408	$4,369	$4,085
Income taxes, net of amounts refunded	2,213	4,432	9,577

Other, net Cash Flows from Operating Activities
Changes in device payment plan agreement non-current receivables	$(509)	$(579)	$(3,303)
Other, net	728	1,255	204
	$219	$676	$(3,099)

Other, net Cash Flows from Financing Activities
Net debt related costs	$(141)	$(3,599)	$(1,991)
Change in short-term obligations, excluding current maturities	(790)	(170)	(149)
Other, net	(893)	(670)	(765)
	$(1,824)	$(4,439)	$(2,905)